Taxation - Additional Information (Detail) ¥ in Thousands, $ in Thousands				12 Months Ended
	Apr. 01, 2019	Jan. 01, 2018	Nov. 08, 2013	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018	Mar. 31, 2017
Income Taxes [Line Items]
Cultural undertaking development fees, percentage of advertising revenues				3.00%	3.00%
Education surcharges rate				3.00%	3.00%
Local education surcharges rate				2.00%	2.00%
Withholding tax				¥ 5,181	$ 791	¥ (590)	¥ (17,217)
Income tax rate				25.00%	25.00%	25.00%	25.00%
Taxable profit				¥ (322,790)		¥ (2,224,228)	¥ (503,492)
Withholding income tax rate on dividends distributed by a foreign-invested entity				10.00%	10.00%
Net operating losses carry forwards				¥ 1,969,343
Minimum
Income Taxes [Line Items]
Urban construction tax rate				1.00%	1.00%
Maximum
Income Taxes [Line Items]
Urban construction tax rate				7.00%	7.00%
Earliest Tax Year
Income Taxes [Line Items]
Net operating losses carry forwards, expiration year				2021	2021
Latest Tax Year
Income Taxes [Line Items]
Net operating losses carry forwards, expiration year				2030	2030
Hangzhou Juandou Network Technology Co., Ltd.
Income Taxes [Line Items]
Preferential tax rate						15.00%	15.00%	15.00%
Taxable profit				¥ 0		¥ 0	¥ 0
Net operating losses carry forwards, period		10 years
Other Subsidiaries
Income Taxes [Line Items]
Income tax rate				25.00%	25.00%
Hangzhou Shiqu Information and Technology Co., Ltd.
Income Taxes [Line Items]
Taxable profit				¥ 0		0	0
Net operating losses carry forwards, period		10 years
Hangzhou Shiqu Information and Technology Co., Ltd. | High and New Technology Enterprises
Income Taxes [Line Items]
Preferential tax rate period	3 years
Hangzhou Shiqu Information and Technology Co., Ltd. | Software Enterprises [Member]
Income Taxes [Line Items]
Preferential tax rate			12.50%
CIT exemption for tax holiday			2 years
Preferential tax rate period			3 years
Hangzhou Juangua Network Co., Ltd.
Income Taxes [Line Items]
Preferential tax rate								15.00%	15.00%
Taxable profit				0		0	0
Net operating losses carry forwards, period		10 years
Hangzhou Juangua Network Co., Ltd. | High and New Technology Enterprises
Income Taxes [Line Items]
Preferential tax rate period	3 years
Hangzhou Juangua Network Co., Ltd. | Software Enterprises [Member]
Income Taxes [Line Items]
Preferential tax rate			12.50%
CIT exemption for tax holiday			2 years
Preferential tax rate period			3 years
Meilishuo (Beijing) Network Technology Co., Ltd.
Income Taxes [Line Items]
Taxable profit				¥ 0		¥ 0	¥ 0
Marketing Services, commissions, financing solutions and other services
Income Taxes [Line Items]
VAT rate				6.00%	6.00%	6.00%	6.00%
Online Direct Sales
Income Taxes [Line Items]
VAT rate				6.00%	6.00%	13.00%
Small Scale Taxpayers
Income Taxes [Line Items]
VAT rate				3.00%	3.00%	3.00%	3.00%
Cayman Islands
Income Taxes [Line Items]
Withholding tax				¥ 0		¥ 0	¥ 0
Hong Kong | Taxable Profit First Two Million Hongkong Dollar [Member]
Income Taxes [Line Items]
Income tax rate				8.25%	8.25%
Hong Kong | Taxable Profit Above Two Million Hongkong Dollar [Member]
Income Taxes [Line Items]
Income tax rate				16.50%	16.50%
Hong Kong | Minimum
Income Taxes [Line Items]
Foreign investor ownership threshold, subject to withholding tax				25.00%	25.00%
Hong Kong | Maximum
Income Taxes [Line Items]
Withholding income tax rate on dividends distributed by a foreign-invested entity				5.00%	5.00%